8. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 13 – Stockholders’ Equity

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of September 30, 2019 the Company had 40,959,741 shares of common stock issued and outstanding.

During the nine months ended September 30, 2019, the Company had the following transactions in its common stock:

•	Issued 13,445 shares to consultants in exchange for professional services rendered. The shares were valued at $96,518 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and
•	Issued 39,286 shares as consideration for the AVX acquisition valued at $290,716. The value of the common stock was determined based on the market price on the day of the closing of the acquisition.

During the nine months ended September 30, 2018, the Company had the following transactions in its common stock:

•	Issued 5,647,780 shares of common stock to investors for cash proceeds of $9,883,733.
•	Issued 262,691 shares to consultants in exchange for professional services rendered. The shares were valued at $469,377 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and
•	Issued 108,147 shares of common stock issued to several investors in exchange for $183,850 but the proceeds were not yet received as of September 30, 2018.

Stock options

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share. As of September 30, 2019, there were 210,000 outstanding stock options. There were no outstanding stock options as of December 31, 2018.

The following is a summary of options activity from January 1, 2019 to September 31, 2019:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2019	–	$–	–	–
Granted	210,000	5.70	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at September 30, 2019	210,000	$9.86	9.86	–
Vested as of September 30, 2019	17,500	5.70	9.86	–
Exercisable at September 30, 2019	210,000	$9.86	9.86	–

The exercise price for options outstanding and exercisable at September 30, 2019:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

September 30,
2019
Risk-free interest rate	1.71%
Expected life of the options	10 years
Expected volatility	158.86%
Expected dividend yield	0%

Note 8 – Stockholders’ Equity

Shares authorized

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of December 31, 2018, the Company had 40,907,010 shares of common stock issued and outstanding.